February 21, 2008

Supplement

SUPPLEMENT DATED FEBRUARY 21, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

Effective May 1, 2008, the Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the ‘‘Fund’’) approved changing the name of The Growth Portfolio (the ‘‘Portfolio’’) to ‘‘The Capital Growth Portfolio.’’ Upon effectiveness of this change, all references to ‘‘The Growth Portfolio’’ in the Prospectus will be replaced with ‘‘The Capital Growth Portfolio.’’

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD GR 02/08

February 21, 2008

Supplement

SUPPLEMENT DATED FEBRUARY 21, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE DEVELOPING GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

Effective May 1, 2008, the Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the ‘‘Fund’’) approved changing the name of The Developing Growth Portfolio (the ‘‘Portfolio’’) to ‘‘The Mid Cap Growth Portfolio.’’ Upon effectiveness of this change, all references to ‘‘The Developing Growth Portfolio’’ in the Prospectus will be replaced with ‘‘The Mid Cap Growth Portfolio.’’

The first sentence of the first paragraph of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Portfolio will normally invest at least 80% of its assets in common stocks (including depositary receipts) and other equity securities of medium-capitalization companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD DG 02/08